Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS—107.1%
AUSTRALIA—97.6%
127,500	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure—2.5%	$ 3,180,876
57,700	ASX Ltd.	Capital Markets—2.8%	3,586,330
271,700	Australia & New Zealand Banking Group Ltd.	Banks—3.4%	4,391,015
18,113	Australia & New Zealand Banking Group Ltd.	Banks—0.2%	239,190
1,503,800	Beach Energy Ltd.	Oil, Gas & Consumable Fuels—1.5%	1,937,977
458,100	BHP Group Ltd.	Metals & Mining—9.7%	12,536,070
120,400	Charter Hall Group	Equity Real Estate Investment Trusts (REITs)—0.8%	1,088,067
22,510	Cochlear Ltd.	Health Care Equipment & Supplies—2.6%	3,392,862
171,600	Commonwealth Bank of Australia	Banks—9.5%	12,186,586
52,600	CSL Ltd.	Biotechnology—8.3%	10,710,253
574,300	Endeavour Group Ltd.	Food & Staples Retailing—2.5%	3,199,675
1,080,900	Evolution Mining, Ltd.	Metals & Mining—1.6%	1,996,723
292,340	Goodman Group	Equity Real Estate Investment Trusts (REITs)—3.3%	4,278,414
99,200	IDP Education Ltd.	Diversified Consumer Services—1.6%	1,995,891
571,700	Insurance Australia Group Ltd.	Insurance—1.4%	1,798,890
62,590	James Hardie Industries PLC	Construction Materials—1.2%	1,545,767
43,250	Macquarie Group Ltd.	Capital Markets—4.3%	5,535,281
812,900	Medibank Pvt Ltd.	Insurance—1.5%	1,954,644
137,200	Megaport Ltd.(a)	IT Services—0.7%	942,006
683,000	Metcash, Ltd.	Food & Staples Retailing—1.5%	1,990,903
1,643,100	Mirvac Group	Equity Real Estate Investment Trusts (REITs)—1.9%	2,489,274
376,500	National Australia Bank Ltd.	Banks—6.3%	8,131,085
331,400	Northern Star Resources Ltd.	Metals & Mining—1.4%	1,821,251
287,500	OZ Minerals Ltd.	Metals & Mining—3.0%	3,839,633
1,279,900	Pilbara Minerals Ltd.(a)	Metals & Mining—2.0%	2,523,618
51,700	Pro Medicus Ltd.	Health Care Technology—1.4%	1,810,992
72,180	Rio Tinto PLC, London Listing	Metals & Mining—3.4%	4,357,469
666,600	Shopping Centres Australasia Property Group, REIT	Equity Real Estate Investment Trusts (REITs)—1.1%	1,391,177
1,907,500	Telstra Corp. Ltd.	Diversified Telecommunication Services—4.1%	5,213,215
84,080	Wesfarmers Ltd.	Multiline Retail—2.1%	2,754,924
305,199	Woodside Energy Group, Ltd.	Oil, Gas & Consumable Fuels—5.4%	6,891,539
1,406	Woodside Energy Group, Ltd.(a)	Oil, Gas & Consumable Fuels—0.0%	31,847
226,740	Woolworths Group Ltd.	Food & Staples Retailing—4.6%	5,965,321
	Total Australia		125,708,765
NEW ZEALAND—7.6%
554,840	Auckland International Airport Ltd.(a)	Transportation Infrastructure—2.0%	2,597,743
499,400	Mercury NZ Ltd.	Electric Utilities—1.5%	1,908,652
682,500	Spark New Zealand Ltd.	Diversified Telecommunication Services—1.7%	2,176,903
48,000	Xero Ltd.(a)	Software—2.4%	3,162,177
	Total New Zealand		9,845,475
UNITED STATES—1.9%
99,380	ResMed, Inc., GDR	Health Care Equipment & Supplies—1.9%	2,398,115
	Total Common Stocks		137,952,355
SHORT-TERM INVESTMENTS—0.1%
UNITED STATES—0.1%
97,395	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(b)		97,395
	Total Short-Term Investments		97,395
	Total Investments—107.2% (cost $123,575,079)		138,049,750
	Liabilities in Excess of Other Assets—(7.2%)		(9,272,352)
	Net Assets—100.0%		$ 128,777,398

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Australia Equity Fund, Inc.

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
3